FINANCIAL INSTRUMENTS (Carrying amounts and fair values) (Details) - USD ($) $ in Thousands	Dec. 29, 2019	Dec. 30, 2018	Dec. 31, 2017
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash and cash equivalents (note 5)	$ 64,126	$ 46,657	$ 52,795
Trade accounts receivable (note 6)	320,931	317,159
Financing arrangements	39,600	33,000
Financial liabilities at amortised cost | Accounts payable and accrued liabilities (1)
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, carrying value	395,564	332,543
Financial liabilities, fair value	395,564	332,543
Financial liabilities at amortised cost | Long-term debt | Effective interest rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, carrying value	645,000	469,000
Financial liabilities, fair value	645,000	469,000
Financial liabilities at amortised cost | Long-term debt | Fixed interest rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, carrying value	200,000	200,000
Financial liabilities, fair value	206,400	189,500
Derivative financial liabilities included in accounts payable and accrued liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, carrying value	11,067	14,442
Financial liabilities, fair value	11,067	14,442
Financial assets at amortised cost | Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash and cash equivalents (note 5)	64,126	46,657
Financial assets, fair value	64,126	46,657
Financial assets at amortised cost | Trade accounts receivable
Disclosure Of Financial Assets And Liabilities [Line Items]
Trade accounts receivable (note 6)	320,931	317,159
Financial assets, fair value	320,931	317,159
Financial assets at amortised cost | Financial assets included in prepaid expenses, deposits and other current assets
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	45,950	39,789
Financial assets, fair value	45,950	39,789
Financial assets at amortised cost | Long-term non-trade receivables included in other non-current assets
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	2,933	2,771
Financial assets, fair value	2,933	2,771
Derivative financial assets included in prepaid expenses, deposits and other current assets
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	9,816	17,792
Financial assets, fair value	9,816	17,792
Derivative financial instruments included in prepaid expenses, deposits and other current assets - total return swap
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets, fair value